Business Segments	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Business Segments

Note 11. Business Segments

We currently have two business segments; (i) the sale of physical products (“Products”) and (ii) digital publishing (“Publishing”). The accounting policies of the segments are the same as those described in the summary of significant accounting policies.

The publishing segment does not meet the quantitative threshold for disclosure as outlined ASC Topic 280 Segment Reporting.

All of our revenue is generated in the United States and accordingly no geographic segment reporting is included.

No customers accounted for more than 10% of our revenues in the years ended December 31, 2018 and 2017.